Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation, Current		$ 19,000	$ 0
Asset Retirement Obligations, Noncurrent		39,565	31,068
Sales-type Lease, Carrying Value of Leased Asset		2,187,047	$ 2,219,026
Petrojarl Banff FPSO [Member]
Asset Retirement Obligation		52,100
Asset Retirement Obligation, Current		19,000
Asset Retirement Obligations, Noncurrent		33,100
Asset Retirement Obligation Costs Recoverable		8,100
Petrojarl Foinaven FPSO [Member]
Asset Retirement Obligation		6,300
Proceeds from Lease Payments	$ 67,000
Sales-type Lease, Carrying Value of Leased Asset		$ 15,200